FINANCIAL RISK MANAGEMENT ACTIVITIES - Foreign Exchange Risk (Details) - Foreign exchange risk - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents | Argentinean peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 97	$ 89	$ 116
Cash and cash equivalents | South African rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	56	50	88
Cash and cash equivalents | Australian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	59	47	33
Cash and cash equivalents | Ghanaian cedi (GHS/$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	51	28	4
Borrowings | Australian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0	38
Borrowings | Tanzanian shilling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0	$ 126	$ 88